Related Parties Transactions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Director Member
Disclosure of transactions between related parties [Line Items]
Number of directors | Director	8
Numbers of executive committee members | Member	6
Other Related Parties [Member]
Disclosure of transactions between related parties [Line Items]
Description of other significant transactions with related parties	There were no other significant transactions with related parties during the years presented.